GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Total general and administrative expenses	$ 2,460	$ 3,791	$ 11,762	[1]	$ 25,814	[1]	$ 8,779	[1]
Salaries and Benefits
Total general and administrative expenses	981	996	5,032		12,697		3,452
Professional Fees
Total general and administrative expenses	482	599	1,650		2,229		640
Licensing and Supplies
Total general and administrative expenses	75	0	267		870		556
Share-based Compensation
Total general and administrative expenses	289	1,612	2,200		3,385		270
Administrative
Total general and administrative expenses	$ 634	$ 584	2,613		4,292		3,861
Transaction and other special charges
Total general and administrative expenses			$ 0		$ 2,341		$ 0

[1]	Restated